Summary of Significant Accounting Policies - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) EquityBasedAwardPlan	Dec. 31, 2018 AUD ($)	Dec. 31, 2017 USD ($)	Dec. 21, 2018	Apr. 25, 2018	Apr. 24, 2018	Feb. 27, 2018
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gaming Duty			$ 130,800,000
Processor cost			69,500,000
Royalties			30,200,000
Affiliates cost			8,100,000
Foreign exchange loss			2,800,000
Bank charges			900,000
Gain on investment in equity instruments			33,600,000
Investment income	$ 2,592,000		900,000
Prepaid expenses and deposits current			29,400,000
Current inventories			300,000
Prepaid expenses and deposits			16,500,000
Long term investments			7,000,000
Investment tax credits receivable	2,483,000		3,056,000
Accounts payable and accrued liabilities			151,500,000
Other payables			$ 42,700,000
Impairment loss, recognized	$ 0
Number of equity based award plans | EquityBasedAwardPlan	2
Description of vesting requirements for share-based payment arrangement	Generally, the RSUs vest in equal annual installments over a three or four-year period (graded vesting method), and subject to continued employment through each vesting date	Generally, the RSUs vest in equal annual installments over a three or four-year period (graded vesting method), and subject to continued employment through each vesting date
Implied credit spread				3.80%
Brands
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives for amortisation of intangible assets	Indefinite useful life	Indefinite useful life
BetEasy
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Percentage of equity interests acquired	18.00%				80.00%	18.00%	62.00%
Payment to accrue business		$ 239
Deferred contingent payment period credit risk	10.50%	10.50%
Volatility rate	25.00%	25.00%
Performance Share Units
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Description of vesting requirements for share-based payment arrangement	Generally, the PSUs vest on the third anniversary of the date of the grant (cliff vesting), and based on a weighted mix of revenue and Adjusted EBITDA targets of the Corporation for the applicable three-year performance period as well as the individual remaining employed by, or continuing to provide services to, the Corporation.	Generally, the PSUs vest on the third anniversary of the date of the grant (cliff vesting), and based on a weighted mix of revenue and Adjusted EBITDA targets of the Corporation for the applicable three-year performance period as well as the individual remaining employed by, or continuing to provide services to, the Corporation.
Performance period	3 years	3 years
Maximum eligible percentage for additional PSUs of PSUs granted subject to conditions	50.00%	50.00%
Minimum
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Vesting period	3 years	3 years
Discount rates	7.00%
Attrition rates	3.00%
Useful lives for amortisation of intangible assets	5	5
Minimum | Technology [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Royalty rate	5.00%	5.00%
Minimum | Brands
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Royalty rate	2.50%	2.50%
Maximum
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Vesting period	4 years	4 years
Discount rates	10.00%
Attrition rates	10.00%
Useful lives for amortisation of intangible assets	7	7
Maximum | Technology [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Royalty rate	10.00%	10.00%
Maximum | Brands
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Royalty rate	5.00%	5.00%